Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Time Deposits [Line Items]
Time certificates of deposit and other time deposits issued by domestic and foreign offices	$ 130,645	$ 128,600
Time Deposits, Fiscal Year Maturity [Abstract]
2019	88,435
2020	25,986
2021	6,324
2022	3,320
2023	2,868
Thereafter	3,712
Total	130,645	128,600
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	624	371
Geographic Distribution, Domestic [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	42,465	52,700
Time Deposits, $250,000 or more	37,100	46,900
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	13,724
After three months through six months	12,292
After six months through twelve months	12,945
After twelve months	3,504
Geographic Distribution, Foreign [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	4,600	13,400
Time Deposits, $250,000 or more	$ 4,600	$ 13,400